Structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Consolidated structured entities
Debt securities in issue	£ 30,559	£ 27,245
Loans and advances to customers	349,919	351,950
Securitisations
Consolidated structured entities
Assets excluding cash deposits recorded in statements	4,073	8,830
Cash deposits	518	965
Total assets	4,591	9,795
Securitisations | UK mortgages
Consolidated structured entities
Assets excluding cash deposits recorded in statements		1,475
Securitisations | Irish mortgages
Consolidated structured entities
Assets excluding cash deposits recorded in statements	4,073	7,054
Securitisations | US mortgages
Consolidated structured entities
Assets excluding cash deposits recorded in statements		301
Covered Bond Programme
Consolidated structured entities
Loans and advances to customers	8,915
Consolidated structured entities | Securitisations
Consolidated structured entities
Debt securities in issue	4,688	9,876
Consolidated structured entities | Securitisations | UK mortgages
Consolidated structured entities
Debt securities in issue		1,774
Consolidated structured entities | Securitisations | Irish mortgages
Consolidated structured entities
Debt securities in issue	4,688	7,801
Consolidated structured entities | Securitisations | US mortgages
Consolidated structured entities
Debt securities in issue		301
Consolidated structured entities | Commercial paper conduits
Consolidated structured entities
Assets held by the conduits	0	100
Consolidated structured entities | Covered Bond Programme
Consolidated structured entities
Debt securities in issue	6,307	3,935
Loans and advances to customers		8,621
Held by Third party | Securitisations
Consolidated structured entities
Debt securities in issue		1,481
Held by Third party | Securitisations | Irish mortgages
Consolidated structured entities
Debt securities in issue		1,180
Held by Third party | Securitisations | US mortgages
Consolidated structured entities
Debt securities in issue		301
Held by RBS | Securitisations
Consolidated structured entities
Debt securities in issue	4,688	8,395
Held by RBS | Securitisations | UK mortgages
Consolidated structured entities
Debt securities in issue		1,774
Held by RBS | Securitisations | Irish mortgages
Consolidated structured entities
Debt securities in issue	£ 4,688	£ 6,621